Segments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Segments
Schedule of certain information related to the results of operations of each segment

	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
	(in thousands)
Revenues:
Crude oil logistics -
Crude oil sales	$2,108,117	$1,013,061	$4,035,061	$1,941,595
Crude oil transportation and other	13,082	9,794	25,196	19,729
Water solutions -
Water treatment and disposal	47,572	28,823	89,288	47,511
Water transportation	5,147	5,367	10,745	7,192
Liquids -
Propane sales	240,433	191,437	462,879	315,274
Other product sales	306,625	308,606	594,984	558,459
Other revenues	6,814	9,250	12,530	18,114
Retail propane -
Propane sales	48,552	40,651	100,578	87,342
Distillate sales	11,530	10,562	30,225	28,431
Other revenues	8,276	8,198	15,457	15,898
Refined products and renewables -
Refined products sales	2,489,795	—	3,476,018	—
Renewables sales	117,425	—	248,699	—
Corporate and other	1,333	1,485	2,794	2,959
Elimination of intersegment sales	(24,175)	(33,297)	(75,314)	(62,610)
Total revenues	$5,380,526	$1,593,937	$9,029,140	$2,979,894

Depreciation and Amortization:
Crude oil logistics	$9,240	$3,330	$18,971	$8,014
Water solutions	17,573	11,438	34,665	18,794
Liquids	3,384	2,672	6,585	5,376
Retail propane	7,684	6,871	15,255	14,111
Refined products and renewables	11,917	—	12,761	—
Corporate and other	301	750	1,237	1,490
Total depreciation and amortization	$50,099	$25,061	$89,474	$47,785

Operating Income (Loss):
Crude oil logistics	$38	$5,884	$1,501	$12,493
Water solutions	14,792	2,913	13,885	5,956
Liquids	10,929	14,605	10,016	12,490
Retail propane	(3,062)	(4,520)	(4,648)	(6,024)
Refined products and renewables	8,822	—	7,567	—
Corporate and other	(23,749)	(8,937)	(41,106)	(22,312)
Total operating income (loss)	$7,770	$9,945	$(12,785)	$2,603

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Revenues:
Crude oil logistics -
Crude oil sales	$4,559,923	$2,322,706	$—
Crude oil transportation and other	36,469	16,442	—
Water solutions -
Water treatment and disposal	125,788	54,334	—
Water transportation	17,312	7,893	—
Liquids -
Propane sales	1,632,948	841,448	923,022
Other product sales	1,231,965	858,276	251,627
Other revenues	31,062	33,954	2,462
Retail propane -
Propane sales	388,225	288,410	175,417
Distillate sales	127,672	106,192	6,547
Other revenues	35,918	35,856	17,370
Refined products	1,180,895	—	—
Renewables	176,781	—	—
Corporate and other	437,713	4,233	—
Eliminations of intersegment sales	(283,397)	(151,977)	(65,972)
Total revenues	$9,699,274	$4,417,767	$1,310,473

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Depreciation and amortization:
Crude oil logistics	$22,111	$9,176	$—
Water solutions	55,105	20,923	—
Liquids	11,018	11,085	3,661
Retail propane	28,878	25,496	11,450
Refined products	109	—	—
Renewables	516	—	—
Corporate and other	3,017	2,173	—
Total depreciation and amortization	$120,754	$68,853	$15,111

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Operating income (loss):
Crude oil logistics	$678	$34,236	$—
Water solutions	10,317	8,576	—
Liquids	71,888	30,336	9,735
Retail propane	61,285	46,869	9,616
Refined products	4,080	—	—
Renewables	2,434	—	—
Corporate and other	(44,117)	(32,710)	(4,321)
Total operating income	$106,565	$87,307	$15,030

Schedule of additions to property, plant and equipment for each segment

	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
	(in thousands)
Additions to property, plant and equipment:
Crude oil logistics	$39,464	$31,336	$81,413	$35,462
Water solutions	40,610	62,473	48,072	70,182
Liquids	1,911	13,209	3,070	28,316
Retail propane	9,567	4,546	12,411	11,492
Refined products and renewables	512,281	—	512,281	—
Corporate and other	1,809	217	3,262	846
Total	$605,642	$111,781	$660,509	$146,298

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Additions to property, plant and equipment, including acquisitions (accrual basis):
Crude oil logistics	$204,642	$89,860	$—
Water solutions	100,877	137,116	—
Liquids	52,560	15,129	50,276
Retail propane	24,430	66,933	150,181
Refined products	719	—	—
Renewables	519	—	—
Corporate and other	7,242	17,858	—
Total	$390,989	$326,896	$200,457

Schedule of long-lived assets (consisting of property, plant and equipment, intangible assets, and goodwill) and total assets by segment

	September 30,	March 31,
	2014	2014
	(in thousands)
Total assets:
Crude oil logistics	$2,079,380	$1,723,812
Water solutions	964,336	875,714
Liquids	756,133	577,795
Retail propane	506,958	541,832
Refined products and renewables	2,183,674	303,230
Corporate and other	61,198	144,840
Total	$6,551,679	$4,167,223

Long-lived assets, net:
Crude oil logistics	$996,615	$980,978
Water solutions	910,467	848,479
Liquids	271,567	274,846
Retail propane	436,621	438,324
Refined products and renewables	772,916	60,720
Corporate and other	53,705	47,961
Total	$3,441,891	$2,651,308

	March 31,
		2013
	2014	(Note 2)
	(in thousands)
Total assets:
Crude oil logistics	$1,723,812	$801,351
Water solutions	875,714	466,412
Liquids	577,795	474,141
Retail propane	541,832	513,301
Refined products	157,581	—
Renewables	145,649	—
Corporate and other	144,840	36,413
Total	$4,167,223	$2,291,618

Long-lived assets, net:
Crude oil logistics	$980,978	$357,230
Water solutions	848,479	453,909
Liquids	274,846	238,192
Retail propane	438,324	441,762
Refined products	27,017	—
Renewables	33,703	—
Corporate and other	47,961	31,996
Total	$2,651,308	$1,523,089